Consolidated Statements Of Changes in Shareholders' Equity - USD ($) $ in Thousands	Total	Equity reserve	Treasury shares	Accumulated Other Comprehensive (Loss) Income	Deficit	Ordinary shares Share Capital
Balance Beginning at Jun. 30, 2020	$ (43,062)	$ 38,524	$ (264)	$ 0	$ (163,212)	$ 81,890
Balance Beginning (In Shares) at Jun. 30, 2020						42,535,495
Shares issued for cash (Note 11(b))	69,000					$ 69,000
Shares issued for cash (Note 11(b)) (In Shares)						6,272,727
Share issuance cost	(4,228)					$ (4,228)
Shares issued on stock option exercise	656	(149)				$ 805
Shares issued on stock option exercise (In Shares)						106,844
Shares issued under Employee Stock Ownership Plan	512					$ 512
Shares issued under Employee Stock Ownership Plan (In Shares)						68,089
Shares issued under Performance and Restricted Share Unit plan ("PRSU")	(1,239)	(4,781)				$ 3,542
Shares issued under Performance and Restricted Share Unit plan ("PRSU") (In Shares)						590,674
Share-based compensation	8,539	8,539
Cash dividends	(12,012)				(12,012)
Unrealized gain (loss) on derivatives, net	188			188
Tax deduction on share-based compensation	4,356	4,356
Net income	3,732				3,732
Balance Ending at Jun. 30, 2021	26,442	46,489	(264)	188	(171,492)	$ 151,521
Balance Ending (In Shares) at Jun. 30, 2021						49,573,829
Shares issued on stock option exercise	1,374	(198)				$ 1,572
Shares issued on stock option exercise (In Shares)						253,702
Shares issued under Employee Stock Ownership Plan	853					$ 853
Shares issued under Employee Stock Ownership Plan (In Shares)						94,697
Shares issued under PRSU	(3,237)	(10,678)				$ 7,441
Shares issued under PRSU (In Shares)						1,189,541
Share-based compensation	17,555	17,555
Cash dividends	(12,637)				(12,637)
Unrealized gain (loss) on derivatives, net	(211)			(211)
Tax deduction on share issuance costs	(436)					$ (436)
Tax deduction on share-based compensation	(1,835)	(1,835)
Foreign currency translation	(184)			(184)
Net income	(24,485)				(24,485)
Balance Ending at Jun. 30, 2022	$ 3,199	$ 51,333	$ (264)	$ (207)	$ (208,614)	$ 160,951
Balance Ending (In Shares) at Jun. 30, 2022						51,111,769